VESSELS (Details) $ in Thousands	Jun. 30, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	19	19
Vessels and Drydocking Cost	$ 1,147,732	$ 1,147,320
Less Accumulated Depreciation and Impairment Loss on Vessels	(437,614)	(412,186)
Net Book Value Vessels	$ 710,118	$ 735,134